Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended
Jun. 30, 2021
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of restatement in the financial statements
	For the Six Months Ended June 30, 2020
	As Previously Reported	Adjustments	As Restated

Research and development expenses	$160,751	$(119,330)	$41,421
General and administrative expenses	920,943	119,330	1,040,273
Total operating expenses	$1,081,694	$-	$1,081,694